Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2019
Share-based Payment Transactions
SHARE-BASED PAYMENT TRANSACTIONS

NOTE 13:-  SHARE-BASED PAYMENT TRANSACTIONS

a.	Expenses recognized in the financial statements:

	Year ended December 31,
	2019	2018	2017
	USD

Research and development expenses	$138	$123	$139
General and administrative expenses	132	130	53

	$270	$253	$192

b.	Share-based payment transactions granted by the Company:

4.	In January 2019, the Company's board of directors approved a grant of unlisted options exercisable into 340,000 of the Company's ordinary shares to two of its employees and one senior officer for an exercise price of NIS 2.344 per shares (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019). The options vest on a quarterly basis for a period of 4 years from the grant date.

5.	On March 11, 2019, the Company's shareholders approved a grant of unlisted options exercisable into 400,000 of the Company's ordinary shares to the Company's chief executive officer for an exercise price of NIS 2.344 per share (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019). The options vest on a quarterly basis for a period of 48 months from the date of approval by the Company's Board of Directors on January 7, 2019.

6.	On November 11, 2019, Company's board of directors approved a grant of unlisted options exercisable into 500,000 of the Company's ordinary shares to a Company consultant for an exercise price of NIS 0.28 per share (USD 0.08 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019). The options vest on a quarterly basis for a period of 48 months.

The fair value of the Company's share options granted was estimated using the binomial option pricing model using the following assumptions:

Description	January 2019	March 2019	November 2019

Risk-free interest rate	2.40%	2.17%	1.19%
Expected volatility	75.86%	65.63%	72.01%
Dividend yield	0	0	0
Contractual life	10	9.83	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5	3
Exercise price (NIS)	2.344	2.344	0.28

c.	Movement during the year:

The following table lists the number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants for the periods indicated:

	Shares subject to options outstanding
	2019		2018		2017
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of year	1,437,400	1.20	1,490,423	1.35	737,028	2.63
Grants	1,240,000	0.44	-	-	970,000	0.75
Forfeited/expired	(4,000)	5.98	(53,023)	7.53	(216,605)	4.26

Outstanding at end of year	2,673,400	0.89	1,437,400	1.20	1,490,423	1.35

Exercisable at end of year	1,134,653	1.39	736,155	2.41	451,266	2.41

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2019, 2018 and 2017 was 7.93 years, 7.64 years and 8.38 years, respectively.

e.	The range of exercise prices for shares subject to options outstanding as of December 31, 2019, 2018 and 2017 was between USD 0.08 and USD 4.66.